JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 37.9%
Aerospace & Defense — 0.2%
Boeing Co. (The) 3.20%, 3/1/2029	200,000	206,709

Airlines — 0.1%
American Airlines, Inc. 5.50%, 4/20/2026 (a)	135,000	137,869

Auto Components — 0.9%
Adient US LLC 9.00%, 4/15/2025 (a)	130,000	137,800
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	260,000	277,823
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	200,000	207,376
Clarios Global LP 6.25%, 5/15/2026 (a)	160,000	166,274
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029 (a)	200,000	208,770

		998,043

Automobiles — 0.1%
General Motors Co. 5.00%, 4/1/2035	85,000	100,815

Banks — 3.6%
Banco Santander SA (Spain)
(USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024 (b)(c)(d)(e)	200,000	214,500
Bank of America Corp. Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (b)(c)(e)	85,000	95,430
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (c)	225,000	240,097
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	115,000	116,453
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (b)(c)(e)	95,000	96,900
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b)(c)(e)	145,000	144,637
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b)(c)(e)	100,000	99,000
(SOFR + 0.77%), 1.46%, 6/9/2027 (c)	225,000	220,698
Credit Agricole SA (France)
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a)(b)(c)(e)	250,000	294,395
HSBC Holdings plc (United Kingdom)

Investments	Principal Amount ($)	Value ($)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b)(c)(e)	200,000	197,500
ING Groep NV (Netherlands)
(USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (b)(c)(d)(e)	200,000	214,500
Intesa Sanpaolo SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a)(c)	200,000	200,519
Lloyds Banking Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.50%), 7.50%, 9/27/2025 (b)(c)(e)	200,000	227,248
National Australia Bank Ltd. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a)(c)	250,000	267,934
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b)(c)(e)	200,000	217,146
Nordea Bank Abp (Finland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a)(b)(c)(e)	200,000	226,250
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a)(b)(c)(e)	200,000	201,750
Truist Financial Corp.
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (b)(c)(e)	100,000	111,450
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a)(c)	200,000	195,200
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b)(c)(e)	250,000	251,500

		3,833,107

Biotechnology — 0.1%
AbbVie, Inc. 4.50%, 5/14/2035	80,000	94,746

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Building Products — 0.2%
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	205,000	206,537

Capital Markets — 1.2%
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b)(c)(e)	200,000	199,250
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a)(b)(c)(e)	200,000	211,245
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b)(c)(e)	95,000	98,360
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b)(c)(e)	100,000	96,060
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	225,000	224,478
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	225,000	220,695
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (b)(c)(d)(e)	200,000	221,404

		1,271,492

Chemicals — 1.4%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	200,000	206,690
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	200,000	195,500
Chemours Co. (The) 5.75%, 11/15/2028 (a)	135,000	138,375
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	100,000	99,000
Hexion, Inc. 7.88%, 7/15/2027 (a)	50,000	53,006
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	265,000	278,250
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	200,000	206,500
Trinseo Materials Operating SCA 5.13%, 4/1/2029 (a)	180,000	180,225
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	140,000	140,774

		1,498,320

Commercial Services & Supplies — 1.0%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	140,000	136,850
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	140,000	138,573
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	135,000	138,740

Investments	Principal Amount ($)	Value ($)
Atento Luxco 1 SA (Brazil) 8.00%, 2/10/2026 (d)	100,000	103,687
GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	135,000	136,688
Madison IAQ LLC 4.13%, 6/30/2028 (a)	170,000	164,475
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	105,000	107,182
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	145,000	137,206

		1,063,401

Communications Equipment — 0.3%
CommScope, Inc. 6.00%,
3/1/2026 (a)	205,000	209,703
8.25%, 3/1/2027 (a)	135,000	132,300

		342,003

Construction & Engineering — 0.1%
MasTec, Inc. 4.50%, 8/15/2028 (a)	60,000	61,800

Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland) 3.85%, 10/29/2041	150,000	154,772
Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (a)	100,000	100,976
Ford Motor Credit Co. LLC
3.66%, 9/8/2024	200,000	206,000
3.38%, 11/13/2025	275,000	280,844
4.13%, 8/17/2027	465,000	490,538
OneMain Finance Corp. 6.63%, 1/15/2028	125,000	138,459
Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023 (a)	100,000	103,730

		1,475,319

Containers & Packaging — 1.2%
Ardagh Packaging Finance plc 5.25%, 8/15/2027 (a)	200,000	196,000
LABL, Inc. 6.75%, 7/15/2026 (a)	135,000	138,375
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	210,000	210,191
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	215,000	206,400
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a)(f)	200,000	206,464
8.50%, 8/15/2027 (a)(f)	250,000	261,250

		1,218,680

Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	130,000	138,450

Diversified Telecommunication Services — 3.0%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	215,264

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.13%, 7/15/2029 (a)	250,000	237,595
AT&T, Inc.
4.30%, 2/15/2030	125,000	141,079
3.50%, 9/15/2053	50,000	50,506
CCO Holdings LLC
5.00%, 2/1/2028 (a)	405,000	417,150
5.38%, 6/1/2029 (a)	390,000	412,550
4.75%, 3/1/2030 (a)	340,000	348,374
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	200,000	206,535
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	275,000	278,575
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	345,000	343,796
Sprint Capital Corp. 8.75%, 3/15/2032	235,000	347,424
Switch Ltd. 4.13%, 6/15/2029 (a)	40,000	40,181
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	60,000	62,400
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	115,000	109,538

		3,210,967

Electric Utilities — 1.3%
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	115,000	114,939
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	200,000	194,900
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (d)	200,000	205,625
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (d)	200,000	204,975
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	201,850
NRG Energy, Inc.
5.75%, 1/15/2028	130,000	135,850
3.38%, 2/15/2029 (a)	145,000	139,936
Vistra Operations Co. LLC 5.00%, 7/31/2027 (a)	205,000	207,165

		1,405,240

Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	285,000	280,013

Energy Equipment & Services — 0.2%
Guara Norte Sarl (Brazil) 5.20%, 6/15/2034 (d)	196,458	187,409
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	46,900	44,086

		231,495

Entertainment — 0.8%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	190,000	205,952
4.75%, 10/15/2027 (a)	205,000	205,000
Netflix, Inc. 5.88%, 11/15/2028	230,000	275,282

Investments	Principal Amount ($)	Value ($)
Altice France SA (France) WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	135,000	135,338

		821,572

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp. 3.80%, 8/15/2029	100,000	108,519
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	70,000	70,998
RHP Hotel Properties LP 4.75%, 10/15/2027	165,000	165,413
SBA Communications Corp. 3.88%, 2/15/2027	135,000	138,183
VICI Properties LP 4.25%, 12/1/2026 (a)	270,000	278,775

		761,888

Food & Staples Retailing — 0.7%
Albertsons Cos., Inc. 4.63%, 1/15/2027 (a)	335,000	347,278
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	135,000	139,050
Rite Aid Corp. 8.00%, 11/15/2026 (a)	205,000	203,803
US Foods, Inc. 4.63%, 6/1/2030 (a)	16,000	16,080

		706,211

Food Products—0.6%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	210,000	209,411
Post Holdings, Inc. 5.50%, 12/15/2029 (a)	265,000	274,132
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	200,000	193,650

		677,193

Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	135,000	139,414
Hologic, Inc. 3.25%, 2/15/2029 (a)	140,000	137,375
Mozart Debt Merger Sub, Inc. 3.88%, 4/1/2029 (a)	210,000	207,375
Teleflex, Inc. 4.25%, 6/1/2028 (a)	20,000	20,200

		504,364

Health Care Providers & Services — 2.3%
Centene Corp. 4.63%, 12/15/2029	325,000	347,750
Community Health Systems, Inc. 8.00%, 3/15/2026 (a)	200,000	209,000
DaVita, Inc. 3.75%, 2/15/2031 (a)	220,000	203,990
Encompass Health Corp. 4.50%, 2/1/2028	140,000	141,400
HCA, Inc.
5.88%, 2/15/2026	305,000	341,768
5.88%, 2/1/2029	295,000	346,256
4.13%, 6/15/2029	140,000	153,875
Tenet Healthcare Corp.
5.13%, 11/1/2027 (a)	335,000	343,988
4.63%, 6/15/2028 (a)	335,000	341,837

		2,429,864

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Health Care Technology — 0.2%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	206,000

Hotels, Restaurants & Leisure — 1.2%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	140,000	138,223
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	30,000	31,193
Carnival Corp. 9.88%, 8/1/2027 (a)	60,000	67,535
6.00%, 5/1/2029 (a)	70,000	68,029
Cedar Fair LP 5.38%, 4/15/2027	135,000	137,363
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	205,000	210,381
MGM Resorts International 4.63%, 9/1/2026	65,000	65,650
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	210,000	211,562
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	205,000	200,388
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	130,000	137,068

		1,267,392

Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	50,000	52,187
Newell Brands, Inc. 4.70%, 4/1/2026 (f)	130,000	139,235
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	75,000	74,452

		265,874

Household Products — 0.5%
Central Garden & Pet Co. 5.13%, 2/1/2028	135,000	140,161
Energizer Holdings, Inc. 4.38%, 3/31/2029 (a)	220,000	208,727
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	195,000	205,261

		554,149

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp. 4.50%, 2/15/2028 (a)	140,000	139,238
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (d)	185,000	182,687

		321,925

Internet & Direct Marketing Retail — 0.1%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	65,000	65,217

IT Services — 0.2%
Gartner, Inc. 4.50%, 7/1/2028 (a)	200,000	207,860

Leisure Products — 0.1%
Mattel, Inc.

Investments	Principal Amount ($)	Value ($)
5.88%, 12/15/2027 (a)	130,000	138,450

Machinery — 0.0% (g)
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	15,000	14,966

Media — 3.0%
Charter Communications Operating LLC 5.38%, 4/1/2038	100,000	120,189
Clear Channel Outdoor Holdings, Inc. 7.50%, 6/1/2029 (a)	70,000	71,925
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	270,000	272,700
CSC Holdings LLC 6.50%, 2/1/2029 (a)	260,000	274,882
DIRECTV Holdings LLC 5.88%, 8/15/2027 (a)	65,000	66,141
Discovery Communications LLC 4.95%, 5/15/2042	60,000	71,292
DISH DBS Corp.
5.88%, 11/15/2024	505,000	510,787
7.75%, 7/1/2026	125,000	128,438
5.25%, 12/1/2026 (a)	119,000	117,859
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	8,000	8,017
Gray Television, Inc. 7.00%, 5/15/2027 (a)	20,000	21,200
4.75%, 10/15/2030 (a)	90,000	86,737
iHeartCommunications, Inc. 5.25%, 8/15/2027 (a)	275,000	279,084
News Corp. 3.88%, 5/15/2029 (a)	55,000	54,051
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	275,000	274,615
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	200,000	205,940
4.00%, 7/15/2028 (a)	280,000	276,850
Univision Communications, Inc. 6.63%, 6/1/2027 (a)	50,000	53,485
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (c)	100,000	113,137
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	135,000	138,536

		3,145,865

Metals & Mining — 0.5%
Arconic Corp. 6.13%, 2/15/2028 (a)	135,000	140,376
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	135,000	135,910
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	135,000	140,768
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (a)	100,000	97,284
Novelis Corp. 3.88%, 8/15/2031 (a)	66,000	63,690

		578,028

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Multiline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	100,000	104,590

Oil, Gas & Consumable Fuels — 3.6%
Antero Midstream Partners LP 5.75%, 1/15/2028 (a)	135,000	138,726
Antero Resources Corp. 7.63%, 2/1/2029 (a)	40,000	43,864
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b)(c)(e)	140,000	146,300
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b)(c)(e)	75,000	80,719
Buckeye Partners LP 3.95%, 12/1/2026	140,000	137,327
Cheniere Energy Partners LP 4.50%, 10/1/2029	105,000	110,368
Cheniere Energy, Inc. 4.63%, 10/15/2028	65,000	66,950
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	130,000	135,200
Crestwood Midstream Partners LP 5.75%, 4/1/2025	50,000	50,148
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	140,000	139,125
Energean Israel Finance Ltd. (Israel) 5.38%, 3/30/2028 (d)	50,000	49,062
Energy Transfer LP 5.35%, 5/15/2045	60,000	69,657
EQM Midstream Partners LP 6.00%, 7/1/2025 (a)	130,000	138,170
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	135,000	138,037
Leviathan Bond Ltd. (Israel) 6.75%, 6/30/2030 (d)	50,000	52,056
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (d)	200,000	191,500
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	55,000	56,238
MPLX LP 4.50%, 4/15/2038	90,000	99,880
NuStar Logistics LP 5.63%, 4/28/2027	105,000	107,231
Oasis Midstream Partners LP 8.00%, 4/1/2029 (a)	35,000	37,275
Occidental Petroleum Corp.
3.40%, 4/15/2026	205,000	203,066
8.88%, 7/15/2030	155,000	203,542
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	200,000	170,350
Petrobras Global Finance BV (Brazil)
5.50%, 6/10/2051	100,000	88,215
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	50,000	52,778
5.35%, 2/12/2028	100,000	95,665
7.69%, 1/23/2050	250,000	224,328

Investments	Principal Amount ($)	Value ($)
Range Resources Corp. 8.25%, 1/15/2029 (a)	50,000	55,118
Southwestern Energy Co. 8.38%, 9/15/2028	65,000	71,611
Tallgrass Energy Partners LP 7.50%, 10/1/2025 (a)	130,000	137,800
Targa Resources Partners LP
6.50%, 7/15/2027	195,000	207,425
4.00%, 1/15/2032 (a)	205,000	211,769
Transcanada Trust (Canada)
(SOFR + 4.42%), 5.50%, 9/15/2079 (c)	100,000	106,000
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	40,000	42,600

		3,858,100

Personal Products — 0.2%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	175,000	182,437

Pharmaceuticals — 1.6%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	395,000	413,758
8.50%, 1/31/2027 (a)	265,000	272,521
Bausch Health Cos., Inc. 5.25%, 1/30/2030 (a)	230,000	197,225
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	250,000	249,925
Elanco Animal Health, Inc. 5.90%, 8/28/2028 (f)	120,000	137,264
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	203,764
Organon & Co. 4.13%, 4/30/2028 (a)	205,000	204,530
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	50,000	46,744

		1,725,731

Real Estate Management & Development — 0.1%
Shimao Group Holdings Ltd. (China) 5.60%, 7/15/2026 (d)	200,000	140,000

Road & Rail — 0.4%
Avis Budget Car Rental LLC 5.38%, 3/1/2029 (a)	200,000	204,682
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	45,000	44,354
5.00%, 12/1/2029 (a)	40,000	39,200
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	30,000	30,441
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	140,000	138,600

		457,277

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp. 3.50%, 1/15/2028	100,000	106,953
Entegris, Inc. 4.38%, 4/15/2028 (a)	45,000	45,844
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	140,000	142,435

		295,232

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Software — 0.5%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	140,000	137,624
NCR Corp. 5.13%, 4/15/2029 (a)	205,000	207,163
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	135,000	140,316

		485,103

Specialty Retail — 0.8%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	45,000	45,099
4.75%, 3/1/2030	15,000	15,038
Bath & Body Works, Inc. 6.75%, 7/1/2036	95,000	113,525
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	30,000	29,678
Lithia Motors, Inc. 4.63%, 12/15/2027 (a)	65,000	67,763
PetSmart, Inc. 4.75%, 2/15/2028 (a)	270,000	273,268
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	15,000	15,035
6.13%, 7/1/2029 (a)	70,000	70,175
6.00%, 12/1/2029 (a)	9,000	8,899
Staples, Inc. 7.50%, 4/15/2026 (a)	165,000	163,830

		802,310

Thrifts & Mortgage Finance — 0.1%
Rocket Mortgage LLC 3.88%, 3/1/2031 (a)	140,000	138,192

Tobacco — 0.1%
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	80,000	84,948

Trading Companies & Distributors — 0.6%
Imola Merger Corp. 4.75%, 5/15/2029 (a)	205,000	206,186
United Rentals North America, Inc. 4.88%, 1/15/2028	265,000	277,588
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	170,000	179,574

		663,348

Wireless Telecommunication Services — 0.8%
Sprint Corp. 7.63%, 3/1/2026	290,000	342,563
T-Mobile USA, Inc. 4.75%, 2/1/2028	265,000	276,840

Investments	Principal Amount ($)	Value ($)
Vodafone Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081 (c)	100,000	97,941
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (c)	100,000	98,654

		815,998

TOTAL CORPORATE BONDS (Cost $40,878,646)		40,195,090

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.0%
BANK
Series 2019-BN20, Class D, 2.50%, 9/15/2062 ‡(a)	700,000	613,045
Series 2020-BN26, Class E, 2.50%, 3/15/2063 ‡(a)	320,000	257,856
BX Commercial Mortgage Trust Series 2020-VIVA, Class D, 3.67%, 3/11/2044 ‡(a)(h)	750,000	761,665
Citigroup Commercial Mortgage Trust Series 2018-C5, Class XA, IO, 0.69%, 6/10/2051 (h)	1,648,805	60,761
Citigroup COmmercial Mortgage Trust Series 2018-C6, Class XA, IO, 0.94%, 11/10/2051 (h)	1,183,904	56,238
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K741, Class X1, IO, 0.66%, 12/25/2027 (h)	1,448,714	45,662
Series K742, Class X1, IO, 0.87%, 3/25/2028 (h)	2,773,650	107,390
Series K742, Class X3, IO, 2.69%, 4/25/2028 (h)	5,000,000	729,693
Series K743, Class X1, IO, 1.03%, 5/25/2028 (h)	1,656,166	90,768
Series K744, Class X1, IO, 1.00%, 7/25/2028 (h)	2,335,750	124,140
Series K084, Class X3, IO, 2.31%, 11/25/2028 (h)	751,485	100,176
Series K104, Class X1, IO, 1.25%, 1/25/2030 (h)	9,477,350	754,486
Series K110, Class X1, IO, 1.81%, 4/25/2030 (h)	8,882,968	1,073,946
Series K132, Class X1, IO, 0.61%, 8/25/2031 (h)	16,900,000	757,003
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (h)	1,204,384	73,654
Series K-1517, Class X1, IO, 1.41%, 7/25/2035 (h)	392,921	56,781
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 ‡(h)	413,787	22,014
Series K067, Class X3, IO, 2.19%, 9/25/2044 (h)	1,575,428	168,726
Series K065, Class X3, IO, 2.26%, 7/25/2045 (h)	1,304,230	137,663
Series K083, Class X3, IO, 2.37%, 11/25/2046 (h)	621,062	83,933
Series K124, Class X3, IO, 2.71%, 2/25/2049 (h)	5,000,000	1,001,436

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series K743, Class X3, IO, 3.06%, 6/25/2049 (h)	4,500,000	757,271
FREMF Mortgage Trust
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	19,991,233	104,976
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	790,000	503,538
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	10,000,000	58,553
GNMA
Series 2017-53, IO, 0.55%, 11/16/2056 (h)	5,871,514	251,507
Series 2017-158, IO, 0.47%, 9/16/2057 (h)	3,851,658	153,123
Series 2020-184, IO, 0.91%, 11/16/2060 (h)	6,879,432	557,521
Series 2020-120, IO, 0.83%, 5/16/2062 (h)	6,466,703	492,755
Series 2020-100, IO, 0.84%, 5/16/2062 (h)	6,491,320	494,509
Series 2021-120, IO, 1.01%, 2/16/2063 (h)	6,972,287	614,838
Series 2021-61, IO, 1.16%, 8/16/2063 (h)	1,771,460	162,287
Series 2021-110, IO, 0.88%, 11/16/2063 (h)	6,019,605	501,166
Series 2021-180, IO, 0.91%, 11/16/2063 (h)	4,993,372	432,921
Series 2021-200, IO, 0.92%, 11/16/2063 (h)	2,300,000	201,103
Series 2021-150, IO, 1.04%, 11/16/2063 (h)	4,969,823	448,756
Series 2021-185, IO, 1.15%, 11/16/2063 (h)	1,594,258	155,385
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.17%, 12/15/2046 (a)(h)	1,500,000	1,536,993
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class D, 5.06%, 4/15/2047 (a)(h)	1,337,000	1,364,053

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,866,390)		15,868,291

ASSET-BACKED SECURITIES — 14.8%
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	50,000	50,491
Applebee’s Funding LLC Series 2019-1A, Class A2I, 4.19%, 6/5/2049 (a)	1,485,000	1,503,453

Investments	Principal Amount ($)	Value ($)
CoreVest American Finance Trust
Series 2019-1, Class E, 5.49%, 3/15/2052‡ (a)	300,000	326,348
Series 2019-2, Class E, 5.35%, 6/15/2052 ‡(a)(h)	350,000	375,213
Series 2019-3, Class E, 4.91%, 10/15/2052 ‡(a)(h)	350,000	367,134
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡(a)	123,922	126,394
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	2,000,000	1,967,882
DT Auto Owner Trust
Series 2019-2A, Class E, 4.46%, 5/15/2026 (a)	750,000	781,839
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	1,929,000	1,924,522
Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,600,000	1,593,254
FREED ABS Trust Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡(a)	1,000,000	1,016,121
GLS Auto Receivables Issuer Trust Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	992,419
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	588,000	617,910
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	251,852	251,847
Republic Finance Issuance Trust Series 2021-A, Class D, 5.23%, 12/22/2031 ‡(a)	800,000	801,278
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (a)	400,000	399,030
Upstart Securitization Trust
Series 2020-3, Class C, 6.25%, 11/20/2030 ‡(a)	1,000,000	1,061,780
Series 2021-2, Class C, 3.61%, 6/20/2031 (a)	1,500,000	1,493,156

TOTAL ASSET-BACKED SECURITIES (Cost $15,689,695)		15,650,071

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.5%
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2B1, 4.44%, 7/25/2031 (a)(h)	1,500,000	1,535,879
Series 2021-R01, Class 1B2, 6.05%, 10/25/2041 (a)(h)	2,000,000	2,041,132
FHLMC STACR REMIC Trust Series 2021-HQA1, Class M2, 2.30%, 8/25/2033 (a)(h)	2,000,000	2,013,383

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 5.84%, 7/25/2029 (h)	1,000,000	1,096,570
Series 2017-C02, Class 2B1, 5.59%, 9/25/2029 (h)	1,000,000	1,095,319
Series 2017-C04, Class 2B1, 5.14%, 11/25/2029 (h)	1,500,000	1,648,617
Series 2021-R02, Class 2B1, 1.00%, 11/25/2041 (a)(h)	64,000	64,260
Series 2021-R02, Class 2B2, 1.00%, 11/25/2041 (a)(h)	26,000	26,699
GNMA
Series 2014-181, Class SL, IF, IO, 5.51%, 12/20/2044 (h)	694,608	129,028
Series 2017-134, Class SD, IF, IO, 6.11%, 9/20/2047 (h)	720,096	131,310
Series 2019-52, Class SA, IF, IO, 6.01%, 4/20/2049 (h)	1,122,536	136,256
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	1,286,643	150,219
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,829,863	218,411
Series 2021-117, Class ES, IF, IO, 6.21%, 7/20/2051 (h)	2,083,264	402,095
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	179,991	24,680
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	3,500,000	494,251
PRPM LLC Series 2021-11, Class A2, 4.58%, 11/25/2026 (a)(h)	1,000,000	999,315

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,158,637)		12,207,424

MORTGAGE-BACKED SECURITIES — 4.9%
GNMA II, 30 Year Pool # MA7706, 3.00%, 11/20/2051(Cost $5,231,423)	5,000,000	5,209,902

	Shares
EXCHANGE-TRADED FUNDS — 4.6%
SPDR Blackstone Senior Loan ETF	21,800	988,848
SPDR Bloomberg High Yield Bond ETF	36,846	3,936,258

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,011,040)		4,925,106

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES — 3.9%
Arab Republic of Egypt (Egypt)
7.05%, 1/15/2032 (d)	200,000	176,250
7.90%, 2/21/2048 (d)	200,000	161,250

Investments	Principal Amount ($)	Value ($)
Dominican Republic Government Bond (Dominican Republic)
5.30%, 1/21/2041 (d)	150,000	143,625
5.88%, 1/30/2060 (d)	150,000	139,481
Federal Republic of Nigeria (Nigeria)
6.50%, 11/28/2027 (d)	200,000	194,750
8.25%, 9/28/2051 (a)	200,000	181,000
Hashemite Kingdom of Jordan (Jordan) 5.85%, 7/7/2030 (d)	200,000	196,000
Islamic Republic of Pakistan (Pakistan) 6.00%, 4/8/2026 (d)	200,000	197,022
Kingdom of Bahrain (Bahrain) 5.45%, 9/16/2032 (d)	200,000	189,000
Republic of Angola (Angola) 8.00%, 11/26/2029 (d)	200,000	183,662
Republic of Cote d’Ivoire (Ivory Coast)
5.75%, 12/31/2032 (d)(f)	68,195	66,694
6.13%, 6/15/2033 (d)	200,000	203,788
Republic of Ecuador (Ecuador) 5.00%, 7/31/2030 (d)(f)	120,000	97,800
Republic of El Salvador (El Salvador)
7.75%, 1/24/2023 (d)	50,000	39,634
7.12%, 1/20/2050 (d)	150,000	88,716
Republic of Ghana (Ghana)
6.38%, 2/11/2027 (d)	200,000	164,250
8.75%, 3/11/2061 (d)	200,000	150,975
Republic of Iraq (Iraq) 5.80%, 1/15/2028 (d)	203,125	185,707
Republic of Kenya (Kenya) 8.00%, 5/22/2032 (d)	200,000	211,000
Republic of Paraguay (Paraguay) 5.40%, 3/30/2050 (a)	200,000	219,725
Republic of Rwanda (Rwanda) 5.50%, 8/9/2031 (a)	200,000	199,100
Republic of Senegal (Senegal) 6.75%, 3/13/2048 (d)	200,000	192,500
State of Mongolia (Mongolia) 4.45%, 7/7/2031 (d)	200,000	188,522
Sultanate of Oman Government Bond (Oman) 6.50%, 3/8/2047 (d)	200,000	188,500
Ukraine Government Bond (Ukraine) 6.88%, 5/21/2029 (d)	200,000	186,700

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $4,407,246)		4,145,651

	Shares
SHORT-TERM INVESTMENTS — 5.6%
INVESTMENT COMPANIES — 5.6%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(i)(j)(Cost $5,912,450)	5,910,086	5,912,451

Total Investments — 98.2% (Cost $105,155,527)		104,113,986
Other Assets Less Liabilities — 1.8%		1,913,692

Net Assets — 100.0%		106,027,678

Percentages indicated are based on net assets.

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(g)	Amount rounds to less than 0.1% of net assets.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	4	03/2022	USD	874,437	1,117
U.S. Treasury 5 Year Note	29	03/2022	USD	3,519,422	21,723
U.S. Treasury Long Bond	2	03/2022	USD	324,313	5,949

					28,789

Short Contracts
U.S. Treasury 10 Year Note	(78)	03/2022	USD	(10,200,938)	(103,757)
U.S. Treasury 10 Year Ultra Note	(7)	03/2022	USD	(1,028,672)	(15,763)
U.S. Treasury Ultra Bond	(25)	03/2022	USD	(5,010,156)	(135,258)

					(254,778)

					(225,989)

Abbreviations

USD	United States Dollar

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$11,575,803	$4,074,268	$15,650,071
Collateralized Mortgage Obligations	—	12,207,424	—	12,207,424
Commercial Mortgage-Backed Securities	—	14,213,711	1,654,580	15,868,291
Corporate Bonds	—	40,195,090	—	40,195,090
Exchange-Traded Funds	4,925,106	—	—	4,925,106
Foreign Government Securities	—	4,145,651	—	4,145,651
Mortgage-Backed Securities	—	5,209,902	—	5,209,902
Short-Term Investments
Investment Companies	5,912,451	—	—	5,912,451

Total Investments in Securities	$10,837,557	$87,547,581	$5,728,848	$104,113,986

Appreciation in Other Financial Instruments
Futures Contracts	$28,789	$—	$—	$28,789
Depreciation in Other Financial Instruments
Futures Contracts	(254,778)	—	—	(254,778)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(225,989)	$—	$—	$(225,989)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 28, 2021*	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$—	$—	$(5,812)	$(710)	$4,080,790	$—	$—	$—	$4,074,268
Commercial Mortgage-Backed Securities	—	—	(7,057)	(51)	1,661,688	—	—	—	1,654,580

Total	$—	$—	$(12,869)	$(761)	$5,742,478	$—	$—	$—	$5,728,848

*	Commencement of operations was October 28, 2021.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(12,869).

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$ 3,272,990	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (11.98%)
			Yield (Discount Rate of Cash Flows)	2.92% - 4.08% (3.51%)

Asset-Backed Securities	3,272,990

	1,654,580	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.33%)
			Yield (Discount Rate of Cash Flows)	2.52% - 5.46% (4.08%)

Commercial Mortgage-Backed Securities	1,654,580

Total	$ 4,927,570

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $801,278. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at October 28, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(b)(c)	$—	$54,328,688	$48,414,136	$(2,101)	$—	$5,912,451	5,910,086	$966	$—

(a)	Commencement of operations was October 28, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2021.